iShares
®
U.S. Insurance ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Life & Health Insurance  —  22 .0%
Aflac, Inc. ............................... 242,977 $ 26,793,074
Brighthouse Financial, Inc.
(a)
.................. 31,847 2,063,367
CNO Financial Group, Inc. .................... 52,746 2,240,123
F&G Annuities & Life, Inc. .................... 20,299 626,224
Genworth Financial, Inc.
(a)
.................... 220,309 1,989,390
Globe Life, Inc. ........................... 44,035 6,158,735
Lincoln National Corp. ...................... 94,019 4,186,666
MetLife, Inc. ............................. 271,534 21,434,894
Oscar Health, Inc. , Class A
(a)
.................. 118,606 1,704,368
Primerica, Inc. ............................ 17,610 4,549,720
Principal Financial Group, Inc. ................. 110,588 9,754,967
Prudential Financial, Inc. ..................... 188,862 21,318,743
Unum Group ............................. 85,156 6,599,590
109,419,861
a
Multi-line Insurance  —  0 .2%
Horace Mann Educators Corp. ................. 22,375 1,033,277
a
Property & Casualty Insurance  —  77 .6%
Allstate Corp. (The) ........................ 140,992 29,347,485
American Financial Group, Inc. ................ 38,293 5,233,887
American International Group, Inc. .............. 267,313 22,868,627
AMERISAFE, Inc. ......................... 10,332 396,852
Arch Capital Group Ltd.
(a)
.................... 199,745 19,159,540
Assurant, Inc. ............................ 27,703 6,672,268
Assured Guaranty Ltd. ...................... 23,964 2,153,645
Axis Capital Holdings Ltd. .................... 42,508 4,552,182
Bowhead Specialty Holdings, Inc.
(a)
.............. 9,256 264,166
Chubb Ltd. .............................. 197,200 61,550,064
Cincinnati Financial Corp. .................... 86,304 14,095,169
CNA Financial Corp. ........................ 11,866 566,483
Employers Holdings, Inc. ..................... 12,311 531,466
Erie Indemnity Co. , Class A , NVS ............... 14,156 4,057,817
Fidelity National Financial, Inc. ................. 140,976 7,695,880
First American Financial Corp. ................. 56,367 3,463,188
Hanover Insurance Group, Inc. (The) ............ 19,684 3,597,645
Hartford Insurance Group, Inc. (The) ............. 154,138 21,240,216
HCI Group, Inc. ........................... 5,908 1,132,504
Heritage Insurance Holdings, Inc.
(a)
.............. 12,114 354,456
Kemper Corp. ............................ 32,228 1,306,523
Kinsale Capital Group, Inc.
(b)
.................. 12,225 4,781,442
Lemonade, Inc.
(a)
.......................... 35,058 2,495,428
Security Shares Value
a
Property & Casualty Insurance (continued)
Loews Corp. ............................. 93,739 $ 9,871,654
Markel Group, Inc.
(a)
........................ 6,975 14,993,809
Mercury General Corp. ...................... 14,636 1,376,662
Octave Specialty Group, Inc.
(a)
................. 26,134 203,322
Old Republic International Corp. ................ 125,929 5,747,400
Palomar Holdings, Inc.
(a)
..................... 14,660 1,975,582
ProAssurance Corp.
(a)
....................... 28,212 681,602
Progressive Corp. (The) ..................... 315,947 71,947,451
RLI Corp.
(b)
.............................. 51,169 3,273,793
Root, Inc. , Class A
(a)
........................ 7,510 542,447
Safety Insurance Group, Inc. .................. 8,170 636,525
Selective Insurance Group, Inc. ................ 33,907 2,836,999
Skyward Specialty Insurance Group, Inc.
(a) (b)
........ 20,706 1,058,284
Stewart Information Services Corp. .............. 15,416 1,083,128
Tiptree, Inc. ............................. 12,708 232,175
Travelers Companies, Inc. (The) ................ 120,185 34,860,861
Trupanion, Inc.
(a)
.......................... 18,492 691,046
United Fire Group, Inc. ...................... 11,999 436,164
Universal Insurance Holdings, Inc. .............. 13,807 466,677
W R Berkley Corp. ......................... 166,068 11,644,688
White Mountains Insurance Group Ltd.
(b)
.......... 1,359 2,824,043
384,901,245
a
Total Long-Term Investments — 99.8%
(Cost: $ 468,409,864 ) ................................ 495,354,383
a
Short-Term Securities
Money Market Funds  —  1 .2%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.89%
(c) (d) (e)
............................ 5,198,347 5,200,947
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(c) (d)
............................. 789,510 789,510
a
Total Short-Term Securities — 1.2%
(Cost: $ 5,990,435 ) .................................. 5,990,457
Total Investments — 101.0%
(Cost: $ 474,400,299 ) ................................ 501,344,840
Liabilities in Excess of Other Assets — ( 1 .0 ) % ............... (4,760,593)
Net Assets — 100.0% ................................. $ 496,584,247
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
U.S. Insurance ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 6,880,552  $ —  $ (1,679,699)
(a)
$ 185  $ (91) $ 5,200,947  5,198,347  $ 15,056
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 1,344,410  —  (554,900)
(a)
—  —  789,510  789,510  34,083  —
$ 185  $ (91)
$ 5,990,457
$ 49,139  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ........................................................ 7 03/20/26 $ 1,188 $ (3,370)

iShares
®
U.S. Insurance ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 495,354,383  $ —  $ —  $ 495,354,383
Short-Term Securities
Money Market Funds ...................................... 5,990,457  —  —  5,990,457
$ 501,344,840  $ —  $ —  $ 501,344,840
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (3,370) $ —  $ —  $ (3,370)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)